Geographic information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Geographic information

NXT conducts all of its survey operations from its head office in Canada, and occasionally maintains administrative offices in foreign locations if and when needed. NXT has no long term assets outside of Canada.

Revenues in 2016 were derived almost entirely from a single client.

Revenues were derived by geographic area as follows:

	2018	2017	2016
South and Central America (Bolivia)	$-	$-	$1,447,269
North America	-	-	-
	-	-	1,447,269